UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21965

City National Rochdale High Yield Alternative Strategies Fund LLC
(Exact name of registrant as specified in charter)

400 Park Avenue
New York, NY 10022-4406
(Address of principal executive offices) (Zip code)

Don Andrews
400 Park Avenue
New York, NY 10022-4406
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2019

Item 1. Reports to Stockholders.

City National Rochdale®

AN RBC/CITY NATIONAL COMPANY

City National Rochdale High Yield Alternative Strategies Fund LLC
City National Rochdale High Yield Alternative Strategies Fund TEI LLC
Semi-Annual Report
September 30, 2019

Dear Fellow Shareholders,

The City National Rochdale High Yield Alternative Strategies Fund LLC (the “Taxable Fund”) and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”), seek to diversify clients’ traditional stock and bond only portfolios through inclusion of alternative strategies focusing on the fixed income markets.  For the six-month period ended September 30, 2019, the Taxable Fund returned +0.45% and the TEI Fund returned +0.45%. The comparable benchmark of this strategy, the Credit Suisse Leveraged Loan Index, returned +2.52% over the same six-month period.  For the year-to-date period ended September 30, 2019, the Taxable Fund returned +2.00% and the TEI Fund returned +2.01%, with the benchmark returning +6.39% over the same period.

The performance over the past year has been positive for the shareholders of the City National Rochdale High Yield Alternative Strategies Funds, representing a rebound in the loan market.  From the outset of this strategy, in 2013, we held the belief that a single calendar year could not and should not define the outcome of this strategy.  The City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”, and together with the Taxable Fund and the TEI Fund, the “Funds”) invests in less liquid credit markets; therefore, during periods of volatility in the traditional high yield/loan market investors should expect the potential for additional volatility in the Funds.  Currently, the strategies of the underlying funds in which the Master Fund invests vary, but the majority hold collateralized loan obligations (“CLOs”) of varying vintages.  The leveraged loan market is a large and vital part of the institutional finance ecosystem.  As of June 2019, over 50% of outstanding leveraged loans in U.S. dollars and about 60% of those in Euros had been securitized through CLOs.

As riskier, single-B rated debt continues to gather market share in the $1.18 trillion U.S. leveraged loan segment, regulators and high-profile market observers have become increasingly concerned that large-scale debt downgrades could post significant issues for CLOs – by far the largest investors in leveraged loans – which have limits on how much triple-C paper they can hold.  This scrutiny on CLOs and downgrades has come into sharp focus of late, amid sustained concerns about the U.S. and global economies, the health of an already aged credit cycle, and mounting levels of riskier debt.

With that said, the performance of the investments within the Master Fund continues to be solid and within expectations, but as many investors are aware, we are not offering the Taxable Fund and the TEI Fund to new investors.  With the Master Fund’s underlying investments being fairly illiquid, we are exploring options within the best interests of investors.  This includes exploring a sale of the underlying assets or adjusting the structure of the Funds, and we continue to explore additional options for this strategy.

400 Park Ave. New York, NY 10022	(T) 212-702-9423	www.cnr.com

Outlook

While there has been growing concerns within the leveraged loan market (and no shortage of headlines to echo this sentiment), we believe the structure of the CLO is advantageous.  With growing concerns about the impact of ratings downgrades, both the CLO and loan markets are seeing a more distinct bifurcation in pricing between higher and lower quality names.  It is important to remember that CLOs are actively managed and are usually not allowed to hold more than 7.5% of the tranche in loans rated CCC or below.  In an effort to avoid getting closer to CCC limits at this stage, CLO managers have been purchasing BB through B+ rated credits, several of which now trade above par as a result, while B-/B3 rated credits have been seen selling off 8-10 points over the past few months.

Going into year-end, questions remain over how much liquidity may be available to CLO managers in the secondary market, especially with third-quarter earnings coming in and a handful of credits on a short leash from both antsy investors and rating agencies.  Namely, this includes lower-rated loans that have little room to miss on earnings and those that have been or are understood to be vulnerable to being downgraded to CCC.

The year-to-date lagging performance in CLOs may create an opening for investors to ride high-quality carry, while the asset-backed securities market may not offer the same value as other areas of structured products.  While investors will be vulnerable to short-term volatility and mark to market fluctuations, CLOs hold the structural benefit of not being a forced seller, which can be advantageous in the long run.

In today’s market, investments in CLOs may provide an attractive risk/return profile.  There is significant embedded upside from the widening of loan spreads over the course of the re-investment period, and downside protection against tightening of liability costs due to the vibrant market for CLO refinancings and resets.  With a supportive macro environment for CLOs, we view the Master Fund’s portfolio to be well positioned.  We do believe that there will be continued bouts of volatility in the market over the next 12 months, and we see managers taking advantage of this potential instability.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
City National Rochdale LLC

400 Park Ave. New York, NY 10022	(T) 212-702-9423	www.cnr.com

Important Disclosures

The performance returns presented may contain figures estimated by the manager of an underlying fund in which the Master Fund invests, which, if subsequently revised by the manager of the underlying fund, may change the returns indicated for the applicable period.

The unsubsidized total annual fund operating expense ratio for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI is 2.28% and 2.35%, respectively, for the six months ended September 30, 2019.  Cumulative returns for the year ended September 30, 2019, for the City National Rochdale High Yield Alternative Strategies Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI was -2.43% and -2.36%, respectively.

Performance quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9888.

An investor should consider carefully the Funds’ investment objectives, risks, charges, and expenses. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 800-245-9888. Please read it carefully before investing. CNR Securities LLC, 400 Park Avenue, New York, NY 10022, a broker-dealer affiliated with City National Rochdale LLC, serves as the distributor of the Funds.

The views expressed herein represent the opinions of City National Rochdale LLC and are subject to change without notice at any time. This information should not in any way be construed to be investment, financial, tax, or legal advice, or other professional advice or service, and should not be relied on in making any investment or other decisions.  Investment Funds are speculative and may entail substantial risks. Investing in small and medium-size companies may carry additional risks such as limited liquidity and increased volatility. Investing in international companies carries risks such as currency fluctuation, interest rate fluctuation, and economic and political instability.  Short sales may increase volatility and potential for loss. As with all investments, there is no guarantee that investment objectives will be met.

City National Rochdale LLC, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

400 Park Ave. New York, NY 10022	(T) 212-702-9423	www.cnr.com

City National Rochdale High Yield Alternative
Strategies Fund LLC

Financial Statements

September 30, 2019 (Unaudited)

City National Rochdale High Yield Alternative Strategies Fund LLC

Financial Statements

September 30, 2019 (Unaudited)

City National Rochdale High Yield Alternative Strategies Master Fund LLC	Page

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9 - 17
Financial Highlights	18

Additional Information

Approval of Investment Management Agreement

Notice of Privacy Principles

1

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2019 (Unaudited)

ASSETS
Investment in City National Rochdale High Yield
Alternative Strategies Master Fund LLC	$13,915,558
Prepaid expenses	2,296
Receivable from Adviser	17,422

Total Assets	13,935,276

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Professional fees payable	31,450
Investor servicing fee payable	8,728
Administration fees payable	6,526
Accrued expenses and other liabilities	1,217

Total Liabilities	47,921

Total Members' Capital	$13,887,355

The accompanying notes are an integral part of these financial statements.

2

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Operations

Six Months Ended September 30, 2019 (Unaudited)

NET INVESTMENT LOSS ALLOCATED FROM CITY NATIONAL ROCHDALE
HIGH YIELD ALTERNATIVE STRATEGIES MASTER FUND LLC
Interest income	$14,376
Management fees	(54,841)
Expenses	(66,920)

Net Investment Loss Allocated	(107,385)

FUND EXPENSES
Investor servicing fees (see Note 4)	18,238
Professional fees	14,048
Administration Fees	9,000
Custody fees	2,043
Registration fees	656
Insurance expense	517
Total Fund Expenses	44,502

Less expenses waived and reimbursed	(38,596)

Net Fund Expenses	5,906

Net Investment Loss	(113,291)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM CITY NATIONAL ROCHDALE HIGH YIELD ALTERNATIVE
STRATEGIES MASTER FUND LLC
Net realized gain on investments	214,588
Net change in unrealized appreciation on investments	(17,415)

Net Realized and Unrealized Gain on Investments	197,173

Net Increase in Members' Capital Resulting from Operations	$83,882

The accompanying notes are an integral part of these financial statements.

3

City National Rochdale High Yield Alternative Strategies Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment loss	$(113,291)	$(256,939)
Net realized gain on investments	214,588	465,705
Net change in unrealized appreciation on investments	(17,415)	(323,293)

Net Increase (Decrease) in Members' Capital
Resulting From Operations	83,882	(114,527)

Distributions to members *	(103,154)	(202,451)
From return of capital	(1,141,969)	(2,778,678)
Net Decrease in Members' Capital	(1,245,123)	(2,981,129)

Total Decrease in Members' Capital	(1,161,241)	(3,095,656)

MEMBERS' CAPITAL

Beginning of year	15,048,596	18,144,252

End of period/year	$13,887,355	$15,048,596

*From net investment income.

The accompanying notes are an integral part of these financial statements

4

City National Rochdale High Yield Alternative Strategies Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$83,882
Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
Net change in unrealized appreciation on investments	17,415
Net realized gain on investments	(214,588)
Sales of investments in Master Fund, net	1,245,123
Net investment loss allocated from Master Fund	107,385
Expenses paid by the Master Fund	26,276
Changes in operating assets and liabilities:
Prepaid expenses	391
Receivable from Adviser	(8,224)
Professional fees payable	(6,352)
Investor servicing fee payable	(10,771)
Accrued expenses and other liabilities	4,586

Net Cash provided by Operating Activities	1,245,123

Distributions	(1,245,123)
Net Cash used in Financing Activities	(1,245,123)

Net Change in Cash	-

CASH
Beginning of year	-

End of period	$-

The accompanying notes are an integral part of these financial statements.

5

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

1.	Organization

City National Rochdale High Yield Alternative Strategies Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund commenced investment operations on July 1, 2007. The Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities.

The Fund invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), a registered investment company with the same investment objective as the Fund. City National Rochdale LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund. The Manager is also the adviser to City National Rochdale High Yield Alternative Strategies Fund TEI LLC, which also invests substantially all of its investable assets with the Master Fund.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. At September 30, 2019, the Fund's beneficial ownership of the Master Fund's net assets was 51.92%.

The Fund reserves the right to reject any subscriptions for interests in the Fund. Generally, initial and additional subscriptions for investment ("Member Interests") in the Fund by eligible investors in the Master Fund (“Members”) may be accepted at such times as the Fund may determine. Each Member must be a qualified investor and subscribe for a minimum initial investment in the Fund of $25,000. Additional investments in the Fund must be made in a minimum amount of $10,000. Brokers selling the Fund may establish higher minimum investment requirements than the Fund. From time to time the Fund may offer to repurchase Member Interests in the Fund at such times and on such terms as may be determined by the Fund's Board of Directors (the “Board”), in its complete and absolute discretion. Member Interests must be held for at least six months after initial purchase (or for a second six-month period as described below).

6

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

1.	Organization (continued)

Members must hold Member Interests for at least six months before being eligible to request that the Fund repurchase their Member Interests during a tender offer. If no such request is made by a Member during a tender offer, such Member must hold their Member Interests for a second six-month period before submitting an initial request.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources, and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

7

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the six months ended September 30, 2019, the Fund’s investments consisted entirely of an investment in the Master Fund. The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

Investments Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, less liabilities, including accrued fees and expenses.

The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the Fund.

The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, included elsewhere in this report.

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

8

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

2.	Significant Accounting Policies (continued)

Investment Income Recognition

Purchases and sales of investments in the Master Fund are recorded on a trade-date basis. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.  Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon the Fund’s ownership interest.

Fund Expenses

The direct expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund, as an investor in the Master Fund, recognizes its share of the fees and expenses of the Master Fund (including a management fee).

Income Taxes

The Fund's tax year end is December 31. The Fund is treated as a partnership for Federal income tax purposes, whereby each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund has adopted authoritative guidance on uncertain tax positions. The Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the Fund’s liquidity or future cash flows, or its treatment as a flow through entity, pursuant to relevant income tax regulations. As of September 30, 2019, the Fund’s tax years 2017 through 2019 remain open and subject to examination by relevant taxing authorities.

Distribution Policy

The Fund plans to make periodic distributions of its net investment income and capital gains, if any, to Members. The amount and frequency of distributions is at the sole discretion of the Board. During the six months ended September 30, 2019, the Fund distributed $103,154 from net investment income and $1,141,969 from return of capital to Members.

9

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

2.	Significant Accounting Policies (continued)

Capital Accounts

Net profits or net losses of the Fund for each month are allocated to the capital account of each Member as of the last day of each month in accordance with the Member’s respective investment percentage in the Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Fund during each month, before giving effect to any repurchases of Member Interests in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter, the Fund receives Member contributions with an effective subscription date of the first day of the following month. These contributions are held by the Master Fund and have an effective investment date of the first day of the following month. The Master Fund, in turn, makes contributions to certain securities of privately placed investment vehicles (“Investment Funds”), which have effective subscription dates of the first day of the following month. These amounts are reported as "contributions received in advance" and "investments made in advance", respectively.

Cash and Cash Equivalents

The Fund considers all highly liquid investments with a maturity of ninety days or less at time of purchase to be cash equivalents.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in its financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustments to or additional disclosure in these financial statements.

10

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

3.	Commitments and Other Related Party Transactions

The Manager has contractually agreed to limit the current operating expenses of each of the Fund and the City National Rochdale High Yield Alternative Strategies Fund TEI, LLC (collectively, the “Feeder Funds”), including the operating expenses allocated to each of the Feeder Funds by the Master Fund, to an annual rate, expressed as a percentage of each Fund’s average annual net assets, of 1.75%. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time such payments are proposed. For the six months ended September 30, 2019, the Manager waived $38,596 of fees and expenses, which may be recouped by the Manager no later than March 31, 2023.

The following is a schedule of when fees may be recouped by the Manager:
City National Rochdale High Yield Alternative Strategies Fund LLC	Expiration
$ 33,547 47,504 47,947 38,596	March 31, 2020 March 31, 2021 March 31, 2022 March 31, 2023
$ 167,594

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Fund.

4.	Investor Servicing Fees

The Fund pays a fee to CNR Securities, LLC, an affiliate of the Manager, as distributor, to reimburse it for payments made to broker-dealers and certain financial advisers (“Investor Service Providers”) that have agreed to provide ongoing investor services to investors in the Fund that are their customers. This fee is paid quarterly and in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.25% (on an annualized basis) of the aggregate value of outstanding Member Interests held by investors that receive services from the Investment Service Provider, determined as of the last day of the calendar month (before any repurchase of Member Interests); or (ii) the Distributor’s actual payments to the Investor Service Providers.

11

City National Rochdale High Yield Alternative Strategies Fund LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

5.	Concentration, Liquidity and Off-Balance Sheet Risks

The Master Fund invests primarily in interests of Investment Funds, which are illiquid securities and are not registered under the 1940 Act. Such Investment Funds invest in actively traded securities, illiquid securities, derivatives and other financial instruments using several investment strategies and investment techniques, including leverage, which may involve significant risks. The Master Fund's concentration and liquidity risks are discussed in the notes to the Master Fund's financial statements, which are included elsewhere in this report.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivatives and financial instruments and enter into various investment transactions with off balance sheet risk. The Master Fund's off balance sheet risk is discussed in the notes to the Master Fund's financial statements, which are included elsewhere in this report.

6.	Investment Transactions

For the six months ended September 30, 2019, the Fund's assets were invested in the Master Fund, and the Fund had aggregate redemptions of $1,271,399 from the Master Fund.

12

City National Rochdale High Yield Alternative Strategies Fund LLC

Financial Highlights

	Six Months Ended
	September 30, 2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015
TOTAL RETURN
Total Return before incentive fee	0.45	%*	(0.72%)	9.23%	13.33%	(6.96%)	3.01%
Incentive fee (1)	-		-	-	(0.01%)	0.10%	(0.07%)
Total Return after incentive fee	0.45%		(0.72%)	9.23%	13.32%	(6.86%)	2.94%

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$13,887		$15,049	$18,144	$17,569	$15,840	$16,946
Portfolio Turnover	0.00%		0.00%	31.79%	31.93%	0.15%	20.10%

RATIO OF NET INVESTMENT LOSS
TO AVERAGE NET ASSETS

Net investment loss, before waivers and reimbursements	(2.08	%)**	(1.87%)	(1.92%)	(2.27%)	(2.37%)	(2.38%)
Net investment loss, after waivers and reimbursements	(1.55	%)**	(1.58%)	(1.64%)	(2.07%)	(2.16%)	(2.32%)

RATIO OF EXPENSES TO AVERAGE NET ASSETS,
BEFORE INCENTIVE FEE

Operating expenses, before waivers and reimbursements	2.28	%**	2.04%	2.03%	2.31%	2.46%	2.30%
Operating expenses, after waivers and reimbursements (2)	1.75	%**	1.75%	1.75%	2.12%	2.25%	2.25%

RATIO OF EXPENSES TO AVERAGE NET ASSETS,
NET OF WAIVERS AND REIMBURSEMENTS
AFTER INCENTIVE FEE (1)

Operating expenses, after waivers and reimbursements	1.75	%**	1.75%	1.75%	2.12%	2.25%	2.25%
Incentive fee (1)	-	**	-	-	0.01%	(0.10%)	0.07%
Total Operating expenses, after waivers/reimbursements
or recoupment, after incentive fee	1.75	%**	1.75%	1.75%	2.13%	2.15%	2.32%

* Not annualized

** Annualized

(1) Effective January 1, 2017 the Fund no longer charges an incentive fee.

(2) Effective January 1, 2017 the Adviser has agreed to limit operating expenses to 1.75%. Expenses were previously limited to 2.25% of average net assets. See Note 3.

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

Portfolio turnover represents the Master Fund's portfolio turnover for the periods above.  The ratios of expenses to average net assets do not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

* * * * * *

13

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Statements

September 30, 2019 (Unaudited)

TABLE OF CONTENTS

Page

Financial Statements

Statement of Assets, Liabilities and Members' Capital	2
Statement of Operations	3
Statements of Changes in Members' Capital	4
Statement of Cash Flows	5
Schedule of Investments	6 - 7
Strategy Allocation Breakdown	8
Notes to Financial Statements	9 - 17
Financial Highlights	18

Additional Information

Approval of Investment Management Agreement

Notice of Privacy Principles

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Assets, Liabilities and Members' Capital

September 30, 2019 (Unaudited)

ASSETS
Investments, at fair value (cost $23,189,828)	$26,964,713
Interest receivable	2,356

Total Assets	26,967,069

LIABILITIES AND MEMBERS' CAPITAL
Liabilities
Management fees payable	33,558
Professional fees payable	75,551
Directors' fees payable	933
Administration fee payable	40,256
Accrued expenses and other liabilities	9,258

Total Liabilities	159,556

Total Members' Capital	$26,807,513

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Operations

Six Months Ended September 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income	$27,694

Investment Income	27,694

EXPENSES
Management fees (see Note 4)	105,646
Professional fees	66,849
Administration fees	56,119
Custody fees	3,242
Directors' fees	991
Other Expenses	1,713

Total Expenses	234,560

Net Investment Loss	(206,866)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments	413,387
Net change in unrealized appreciation on investments	(33,487)

Net Realized and Unrealized Gain on Investments	379,900

Net Increase in Members' Capital Resulting from Operations	$173,034

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statements of Changes in Members' Capital

	Six Months Ended
	September 30, 2019	Year Ended
	(Unaudited)	March 31, 2019
FROM OPERATIONS
Net investment loss	$(206,866)	$(424,499)
Net realized gain on investments	413,387	897,716
Net change in unrealized appreciation on investments	(33,487)	(621,561)

Net Increase (Decrease) in Members' Capital
Resulting From Operations	173,034	(148,344)

DECREASE FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' interests (see Note 2)	20,010	42,303
Capital transfers to feeder funds	(2,469,908)	(5,957,097)
Net Decrease from Transactions in Members' Capital	(2,449,898)	(5,914,794)

Total Decrease in Members' Capital	(2,276,864)	(6,063,138)

MEMBERS' CAPITAL

Beginning of year	29,084,377	35,147,515

End of period/year	$26,807,513	$29,084,377

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Statement of Cash Flows

Six Months Ended September 30, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$173,034

Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities:
Sales of investments	1,872,402
Purchases of money market fund	(6,854,311)
Sales of money market fund	7,618,528
Net change in unrealized depreciation on investments	33,487
Net realized gain on investments	(413,387)

Change in Operating Assets and Liabilities:
Interest receivable	1,463
Management fees payable	(2,299)
Professional fees payable	6,699
Directors' fees payable	204
Accrued expenses and other liabilities	14,078

Net Cash provided by Operating Activities	2,449,898

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of members' interests (see Note 2)	20,010
Capital transfers to feeder funds	(2,469,908)

Net Cash used in Financing Activities	(2,449,898)

Net Change in Cash	-

CASH
Beginning of year	-

End of period	$-

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Fund LLC (the "Fund") invests substantially all of its investable assets in City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund"), a registered investment company with the same investment objective as the Fund.

As of September 30, 2019, the Fund owned 51.92% of the Master Fund. The schedule of investments of the Master Fund is as follows:

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments

September 30, 2019 (Unaudited)
Redemptions
	Percentage of				Notice Period
	Members' Capital	Cost	Fair Value	Frequency	# of Days
Long-Term Alternative Investment Funds: (1)

Structured Credit - CLO:

CIFC CLO Opportunity Holdings Fund II LP	16.8%	$3,849,970	$4,505,776	*	*
(Purchased: 7/1/2017 and 8/1/2017)

Clareant Structured Credit Opportunity Fund II	43.2	8,087,539	11,555,710	Quarterly	90
(Purchased: 5/1/2014, 7/1/2014, 8/1/2014, 9/1/2014,
10/1/2014, 11/1/2014, 5/1/2017, and 9/1/2017)

Great Lakes III, LP	8.6	3,393,335	2,294,376	Quarterly	90
(Purchased: 5/1/2013, 9/1/2013, 10/1/2013, 12/1/2013,
1/1/2014, 2/1/2014, 5/1/2014, and 7/1/2014)

SEIX CLO Management LP	25.6	6,451,595	6,849,962	**	**
(Purchased: 10/1/2016)
	94.2	21,782,439	25,205,824

Liquidating Positions:

GoldenTree Partners LP (2)	2.1	198,904	550,404	***	***
(Acquired: 7/2/2007, 8/1/2007, 11/1/2007, 12/3/2007,
2/1/2008, 7/1/2012, and 8/1/2012)

Total Long-Term Alternative Investment Funds:	96.3	21,981,343	25,756,228

Short-Term Investment:

Money Market Fund:

First American Government Obligations Fund - Class Z, 1.94% (3)	4.5	1,208,485	1,208,485

Total Investments	100.8%	$23,189,828	$26,964,713

(1) All investments are non-income producing.
(2) Holdings in the Clareant Structured Credit Opportunity Fund II merged with Alcentra Structured Credit Opportunity Fund II effective January 1, 2019.
(3) Remaining value represents side pocket interests.
(4) 7-day yield.

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

The investments in Alternative Investments Funds shown above, representing 96.3% of net assets, have been fair valued in accordance with procedures established by the Board of Directors.

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2019 (Unaudited)

Structured Credit. The structured credit strategy invests in stressed/distressed non-corporate fixed income asset classes in non-traditional markets such as residential real estate, commercial real estate and asset backed lending that have become distressed and/or are undergoing structural changes, with anticipated improvement in the fundamental value of the underlying asset. Economic downturns and fundamental uncertainties can cause forced selling of securitized assets associated with such markets. In general, profits are made by identifying and investing in securities priced significantly below their intrinsic values where the strategy can maximize long-term capital appreciation from earning interest income and cash flows from current amortizing principal payments, cash flows from liquidations, and from the fundamental appreciation of the underlying assets. Investing in structured credit requires deep fundamental analysis of the underlying assets and the behavior of the borrowers. Managers may invest in structured credit securities at deep discounts to fair value. Profits are realized as these securities converge to or above fair value with fundamental improvements in underlying borrowers, assets or improved technical behavior. Typically, structured credit managers will take positions in both agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”), and other consumer and commercial loan and asset-backed securities (“ABS”). At times, the strategy may also entail positions in other income generating assets such as life settlements and annuities, trade finance, legal settlements, whole loans, etc.

Liquidating Positions. Liquidating positions from former investment strategies remain in the Fund due to redemption restrictions placed on the Fund by investment fund managers either at their sole discretion or for other reasons. Such reasons include the magnitude of redemptions requested, portfolio valuation issues and market conditions.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Schedule of Investments, Continued

September 30, 2019 (Unaudited)

Strategy Allocation Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

1.	Organization

City National Rochdale High Yield Alternative Strategies Master Fund LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on September 11, 2006, and serves as a master fund in a master feeder structure. City National Rochdale High Yield Alternative Strategies Fund LLC and City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “Feeder Funds”) serve as the feeder funds in the master feeder structure. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by U.S. and foreign investment companies, common or commingled trust funds, organizations or trusts described in Sections 401(a) or 501(a) of the Internal Revenue Code of 1986, as amended, or similar organizations or entities that are "accredited investors" within the meaning of Regulation D under the 1933 Act. The Master Fund is an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

City National Rochdale, LLC (the “Manager” or "Adviser") is the investment adviser to the Master Fund. City National Rochdale, LLC is a subsidiary of City National Bank, and each are wholly-owned subsidiaries of RBC USA Holdco Corporation, a wholly-owned indirect subsidiary of Royal Bank of Canada.

The Master Fund seeks to achieve its objective by investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds”) that pursue a variety of high yield income generating strategies.

The Master Fund’s investment objective is to generate income from investments in higher yielding investments with lower credit quality and higher volatility than investment grade fixed income securities. “Lower credit quality” in this objective means investments rated below BBB, and “higher volatility” means the fluctuations in principal will be greater than the fluctuations in price associated with investment grade fixed income securities. Under normal circumstances, at least 80% of the Master Fund's total assets will be invested either directly, or indirectly in Investment Funds, which invest in a variety of high yield income generating investments. The Investment Funds themselves are non-income producing.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund.

Basis of Presentation and Use of Estimates

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments Valuation

Investments in Investment Funds are stated and recorded at fair value, as determined in good faith by the Fair Value Committee in accordance with US GAAP using the net asset value (“NAV”) as reported by the management of each respective Investment Fund. FASB guidance provides for the use of NAV as a “practical expedient” for estimating fair value of alternative investments which (a) do not have a readily determinable fair value, and (b) either have the attributes of an investment company or prepare their financial statements consistent with the measurement principles of an investment company. Such values generally represent the Master Fund's proportionate share of the net assets of the Investment Funds as reported by the Investment Fund managers. Accordingly, the value of the investments in Investment Funds is generally increased by additional contributions to the Investment Funds and the Master Fund's share of net earnings from the Investment Funds, and decreased by distributions from the Investment Funds and the Master Fund's share of net losses from the Investment Funds.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

2.	Significant Accounting Policies (continued)

Investment Valuations (continued)

The Adviser reviews the details of the reported information obtained from the Investment Fund managers and considers: (i) the measurement date of the NAVs provided, (ii) the basis of accounting, and (iii) in instances where the basis of accounting is other than fair value, fair valuation information provided by the Investment Fund managers. The Adviser may make adjustments to the NAVs of various Investment Funds to obtain the best estimate of fair value, which is consistent with the measurement principles of an investment company. Any determinations made by the Adviser will be reviewed and approved by the Fair Value Committee, which has been designated by the Board to make all necessary fair value determinations.

The Master Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

Fair Value Measurements

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, and a discussion of changes in valuation techniques and related inputs during the year. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources, and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

2.	Significant Accounting Policies (continued)

Fair Value Measurements (continued)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments measured using the NAV as a practical expedient are not classified within the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. See Note 3 – Investments.

Investment Income Recognition

Purchases and sales of securities are recorded on a trade-date basis. Realized gains and losses on Investment Funds are recognized using the specific identification method. Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income.

Fund Expenses

The expenses of the Master Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; management fees; costs of computing the Master Fund's NAV; costs of insurance; registration expenses; due diligence expenses; travel and related expenses; expenses of meetings of the Board and officers; all expenses with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

Income Taxes

The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund has adopted authoritative guidance on uncertain tax positions. The Master Fund recognizes the effect of tax positions when they are more likely than not of being sustained. Management is not aware of any exposure to uncertain tax positions that could require accrual or which could affect the Master Fund’s liquidity or future cash flows. As of September 30, 2019, the Master Fund’s tax years 2017 through 2019 remain open and subject to examination by relevant taxing authorities.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

2.	Significant Accounting Policies (continued)

Subsequent Events

The Master Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in its financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Master Fund’s related events and transactions through the date the financial statements were available to be issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Capital Accounts

Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of each investor (each, a “Member”) as of the last day of each month in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

Prior to the end of each quarter, the Master Fund receives Member contributions with an effective subscription date of the first day of the following month.

The Master Fund, in turn, makes contributions to certain Investment Funds, which have effective subscription dates of the first day of the following month. These amounts are reported as "contributions received in advance" and "investments made in advance", respectively.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

3.	Investments

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at September 30, 2019:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Alternative Investment Funds ^	$-	$-	$-	$25,756,228
Short-Term Investment - Money Market Fund	1,208,485	-	-	1,208,485
Total Investments	$1,208,485	$-	$-	$26,964,713

^ Alternative Investment Funds were valued using the practical expedient and have not been classified in the fair value hierarchy.

The following table presents additional information for investments measured using the NAV practical expedient:

Alternative Investment Funds	Fair Value at September 30, 2019	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Structured Credit – CLO	$4,505,776	-	*	*
Structured Credit – CLO	13,850,086	-	Quarterly	90
Structured Credit – CLO	6,849,962	-	**	**
Liquidating Positions	550,404	-	***	***
Total	$25,756,228	$-

* This investment is long-term and illiquid.

** SEIX CLO Management LP has a five year re-investment period and a subsequent wind down. This investment is long-term and illiquid.

*** A side pocket investment has been established for GoldenTree Partners LP. This investment is long-term and illiquid.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

4.	Commitments and Other Related Party Transactions

Management Fees

Under the supervision of the Master Fund’s Board and pursuant to an investment management agreement (“Investment Management Agreement”), the Manager, an investment adviser registered under the Investment Advisers Act of 1940, as amended, serves as the investment manager for the Master Fund. The Manager is authorized, subject to the approval of the Master Fund’s Board, to retain one or more other organizations, including its affiliates, to provide any or all of the services required to be provided by the Manager to the Master Fund or to assist in providing those services.

The Master Fund paid the Manager an investment management fee at an annual rate equal to 0.75% of the Master Fund’s net assets, computed at each month-end, including assets attributable to the Manager (or its affiliates) and before giving effect to any repurchases by the Master Fund of Member interests. The investment management fee is accrued monthly and paid to the Manager out of the Master Fund’s assets.

Administration Fee

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“the Administrator”) acts as the administrator for the Master Fund and the Feeder Funds (collectively, the “Funds”) under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Members of the Feeder Funds; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee from the Master Fund at an annual rate of 0.12% for the first $150 million, 0.10% for the next $150 million and 0.08% thereafter of average net assets, with a minimum annual fee of $100,000.

Expense Reimbursement

The Manager has contractually agreed to limit the current operating expenses of each of the Feeder Funds, including the operating expenses allocated to each of the Feeder Funds by the Master Fund, to an annual rate, expressed as a percentage of each Fund’s average annual net assets, of 1.75%. To the extent that the Manager reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. A Feeder Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses are to be reimbursed or at the time such payments are proposed.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

4.	Commitments and Other Related Party Transactions (continued)

The following is a schedule of when fees may be recouped by the Manager with respect to the Feeder Funds:

City National Rochdale High Yield Alternative Strategies Fund LLC	City National Rochdale High Yield Alternative Strategies Fund TEI LLC	Expiration
$33,547 47,504 47,947 38,596	$38,225 57,605 50,826 40,510	March 31, 2020 March 31, 2021 March 31, 2022 March 31, 2023
$167,594	$187,166

No accrual has been made for such contingent liability because of the uncertainty of the reimbursement from the Feeder Funds.

5.	Investment Risks and Uncertainties

Alternative investments consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by investment managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available, or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective alternative investment’s management. Because of the inherent uncertainty of valuations, the estimated fair values may differ significantly from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

City National Rochdale High Yield Alternative Strategies Master Fund, LLC

Notes to Financial Statements

September 30, 2019 (Unaudited)

6.	Concentration, Liquidity and Off-Balance Sheet Risk

The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and that invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility.

Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Redemption restrictions exist for Investment Funds whereby Investment Fund managers may suspend redemptions either in their sole discretion or for other reasons. Such reasons include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

Redemptions are currently restricted for three Investment Funds with a fair value of $11,906,142 at September 30, 2019, as noted in the Schedule of Investments.

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of its own investments reported in the financial statements of the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

7.	Investment Transactions

For the six months ended September 30, 2019 (excluding short-term securities), the aggregate sales of investments were $1,872,402.

City National Rochdale High Yield Alternative Strategies Master Fund LLC

Financial Highlights

	Six Months Ended
	September 30,2019		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015

TOTAL RETURN - NET	0.48	%*	(0.50%)	9.41%	13.53%	(6.80%)	3.39%

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$26,808		$29,084	$35,148	$38,378	$34,641	$36,798

Portfolio Turnover	0.00%		0.00%	31.79%	31.93%	0.15%	20.10%

Ratio of Net Investment
Loss to Average Net Assets	(1.47	%)**	(1.35%)	(1.42%)	(1.81%)	(2.01%)	(1.86%)

Ratio of Expenses to
Average Net Assets	1.67	% **	1.52%	1.53%	1.86%	2.02%	1.86%

* Not Annualized

** Annualized

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Master Fund returns based on the timing of capital transactions.

Total returns do not include the effect of any sales load.

The ratios of expenses to average net assets do not include expenses of the Investment Funds in which the Master Fund invests.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The ratios above do not include the proportionate share of income or loss from their investments in other funds.

The accompanying notes are an integral part of these financial statements.

* * * * * *

Additional Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-800-245-9888; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form NQ.  The Fund’s Form N-PORT and Form N-Q filings are available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room.  For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Board of Directors (collectively, the “Board”) of each of City National Rochdale High Yield Alternative Strategies Master Fund LLC (the “Master Fund”), City National Rochdale High Yield Alternative Strategies Fund TEI LLC (the “TEI Fund”) and City National Rochdale High Yield Alternative Strategies Fund LLC (together with the TEI Fund, the “Feeder Funds,” and together with the Master Fund and the TEI Fund, the “Funds”) is comprised of six Directors, five of whom are independent of the Funds’ investment adviser (the “Independent Directors”). During the six months ended September 30, 2019, the Board and the Independent Directors approved renewal of the Funds’ advisory agreement (the “Agreement”) with City National Rochdale, LLC (the “Adviser”), as described below.

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreement. In connection with its deliberations, the Board considered such information and factors as the Board members believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various services performed by the Adviser. In considering these matters, the Independent Directors discussed the approval of the Agreement with management and in private sessions with their independent counsel at which no representatives of the Adviser were present.

The Board reviewed extensive materials regarding investment results of the Adviser with respect to the Funds, advisory fee and expense comparisons, financial information with respect to the Adviser, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing various services to the Funds. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreement, the Board and the Independent Directors did not identify a single factor as controlling and this summary does not describe all of the matters considered.  In addition, each Board member did not necessarily attribute the same weight to each matter.  However, the Board and the Independent Directors concluded that each of the various factors referred to below favored such approval.

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Funds, the Board considered a variety of matters, including the background, education and experience of the Adviser’s personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization.  The Board also took into account the experience, capability and integrity of the Adviser’s senior management; its investment philosophy and processes; its portfolio trading and soft dollar practices; its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements; and its disaster recovery, cybersecurity and contingency planning practices.  The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of the Funds compared with their relevant benchmark index for the one-, three-, and five-year and since inception periods ended December 31, 2018.  The Board members observed that the annualized returns of the Funds were higher than the returns of the Funds’ benchmark, the Credit Suisse Leveraged Loan Index, for the three-year, and five-year periods, and that although the returns of the Feeder Funds for the one-year period were below the return of the Index (by 13 basis points or less), the return of the Master Fund for that period was above the return of the Index. The annualized returns of the Funds for the period since inception were higher than that of the Index except for the return of the TEI Fund, which was five basis points below the return of the Index. The Board members considered the Adviser’s explanation that the recent performance of the Funds was impacted by volatility in the leveraged loan market during the second half of 2018, and that as a result, the underlying investments experienced negative performance during the fourth quarter, which reduced the performance for the full year. The Board members noted the Adviser’s assertion that the Funds had performed in line with expectations over longer periods, returning more than 6% annually, including outperforming the broader leveraged loan market. The Board also noted that the Adviser is considering strategic alternatives to make the Funds’ strategy more viable, as the Adviser explained that the current structure had proven difficult to raise assets and that the redemption limitations for some of the underlying investments created additional challenges. The Board concluded that the Adviser continued to provide high quality management and oversight services to the Funds.

Advisory Fees and Fund Expenses

The Board reviewed information regarding the advisory fees charged by the Adviser to the Funds and the total expenses of the Funds (as a percentage of average annual net assets).  The Board noted that it was difficult to gather a peer group for comparison due to the unique investment strategy of the Funds and lack of public information regarding the Funds’ competitors. The Board reviewed fee and expense information from a broad sample of similarly structured closed-end funds and private funds with alternative investment strategies compiled by U.S. Bank Global Fund Services, the Funds’ administrator (the “Administrator”), in consultation with the Adviser, using data from Morningstar, Inc.

The Board observed that the Funds, which have annual advisory fee rates of 0.75%, compared favorably to a sample of 506 peer alternative investment funds, which had a median advisory fee rate of 1.49%.  The Board also observed that the Funds’ advisory fee rate was 0.75% lower than the 1.50% median fee rate of 74 peer funds employing similar fund-of-funds strategies. The Board noted that any net advisory fees retained by the Adviser with respect to the Funds are rebated to shareholders investing in the Funds through separate accounts managed by the Adviser.

The Board next considered the total expense ratios of the Funds compared with those of a peer sample of 44 alternative investment funds that voluntarily report their annual net expense ratios. The Board members noted that the total expense ratios of the Feeder Funds (1.75%) were 0.53% higher than the peer group median and 0.29% higher than the peer group mean expense ratios.  The Board recognized that the current sizes of the Funds impacted the ratios.  The Board concluded that the advisory fees charged by the Adviser to the Funds were fair and reasonable in relation to the value of services provided, and that the total expenses of each Fund continued to be reasonable in light of the services provided.

Profitability, Benefits to the Adviser and Economies of Scale

The Board considered information prepared by the Adviser relating to its costs and profits with respect to the Funds.  In doing so, the Board recognized the competitiveness of the registered fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.  Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board concluded that the profits of the Adviser from its relationship with the Funds were reasonable.

The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than investment advisory fees paid to the Adviser) including fees paid to the Adviser and its affiliate, CNR Securities, LLC, for providing distribution services to the Funds; benefits to the Adviser’s general wealth management business as a result of the availability of the Funds to its customers; and the intangible benefits of the Adviser’s association with the Funds.

In addition, the Board considered potential economies of scale realized by the Adviser as the Funds grow and how any such economies are shared with the Funds. The Board noted the Adviser’s explanation that it shares any economies of scale with Fund shareholders through means other than breakpoints, such as expense caps, fee waivers and investments in its business. Based on this explanation, the Board concluded that although there were no advisory fee breakpoints, the existing fee structure of each Fund reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that it will have the opportunity to periodically reexamine the appropriateness of the advisory fees payable to the Adviser in light of any economies of scale experienced in the future.

Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Directors concluded that the compensation payable to the Adviser with respect to the Funds pursuant to the Agreement with the Funds is fair and reasonable in light of the nature and quality of the services being provided by it to the Funds and their shareholders, and that renewal of the Agreement was in the best interest of the Funds and their shareholders.

NOTICE OF PRIVACY PRINCIPLES

The City National Rochdale funds and their affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. The funds have adopted a Privacy Policy to guide our conduct when we collect, use, maintain or release nonpublic personal information from our shareholders and prospective shareholders. Certain information regarding the Privacy Policy is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. A fund may obtain nonpublic personal information from and about its shareholders and prospective shareholders from different sources, including the following: (i) information we receive from shareholders and prospective shareholders directly or through their financial intermediaries, on subscription agreements, forms or other documents; (ii) information about shareholder transactions with the fund, its affiliates, or others; (iii) information about a shareholder’s transactions with nonaffiliated third parties; (iv) information from or about a shareholder collected online; and (v) information we receive from a consumer reporting agency. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to, among other things, understand and better meet their financial needs and requests, administer and maintain their accounts, provide them with our products and services, anticipate their future needs, protect them and us from fraud or unauthorized transactions, and meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues and applicable affiliates to limit the availability of all shareholder information within their respective organizations to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

We generally limit our disclosure of nonpublic personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction or a shareholder request for a product or service; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

We maintain physical, electronic, and procedural safeguards that are designed to guard all shareholder information. In addition, we educate all our colleagues about the Privacy Policy and their obligations to maintain confidentiality and privacy of shareholder information as summarized in this Notice and we take appropriate disciplinary measures to enforce these obligations.

A full copy of the funds’ Privacy Policy is available upon request from the fund. Should you have any questions regarding the Privacy Policy, please contact your investment professional or the funds at (888) 889-0799.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable since the Fund invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  City National Rochdale High Yield Alternative Strategies Fund LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date December 4, 2019

By (Signature and Title) /s/ Mitchell Cepler
Mitchell Cepler, Treasurer

Date December 4, 2019